UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N. W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments

Prime Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government agency obligations—17.73%

Federal Farm Credit Bank
2.030%, due 08/01/08[1]	94,500,000	94,497,143
Federal Home Loan Bank
2.110%, due 08/01/08[1]	90,000,000	90,000,000
2.599%, due 08/18/08[1,2]	220,000,000	220,000,000
2.509%, due 08/19/08[1]	173,000,000	173,000,000
2.400%, due 08/27/08[1]	350,000,000	350,000,000
2.560%, due 02/13/09[2]	130,000,000	130,420,304
2.630%, due 02/27/09[2]	120,000,000	120,000,000
2.390%, due 04/29/09[2]	100,000,000	100,000,000
2.400%, due 05/13/09[2]	140,000,000	139,979,777
2.820%, due 07/10/09[2]	120,000,000	120,000,000
Federal Home Loan Mortgage Corp.
2.355%, due 08/18/08[1]	32,500,000	32,488,895
3.625%, due 09/15/08[2]	157,610,000	157,501,054
2.641%, due 09/30/08[1]	60,000,000	59,993,705
2.450%, due 12/15/08[2,3]	135,000,000	133,750,500
2.625%, due 06/12/09[2]	130,000,000	130,000,000
3.040%, due 07/20/09[2,3]	153,500,000	148,924,336
Federal National Mortgage Association
2.270%, due 08/01/08[1]	200,000,000	200,000,000
2.640%, due 10/27/08[1]	167,500,000	167,452,912
2.500%, due 11/24/08[3]	92,000,000	91,265,278
2.620%, due 01/12/09[3]	140,000,000	138,329,022

Total US government agency obligations (cost—$2,797,602,926)		2,797,602,926

Bank notes—3.46%

Banking-non-US—1.10%
Bank of Scotland PLC
2.541%, due 08/01/08[1,4]	85,000,000	85,000,000
Totta Ireland PLC
2.470%, due 08/07/08[1,4]	88,000,000	88,000,000

		173,000,000

Banking-US—2.36%

US Bank N.A.
2.700%, due 09/15/08	100,000,000	100,000,000
Wachovia Bank N.A. (Charlotte)
3.001%, due 10/06/08[1]	125,000,000	125,000,000
Wells Fargo Bank N.A.
2.420%, due 08/28/08	148,000,000	148,000,000

		373,000,000

Total bank notes (cost—$546,000,000)		546,000,000

Time deposits—0.70%

Banking-non-US—0.70%
US Bank N.A., Cayman Islands
2.063%, due 08/01/08 (cost—$110,000,000)	110,000,000	110,000,000

Prime Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Certificates of deposit—13.89%

Banking-non-US—10.11%
Abbey National Treasury Services PLC
2.733%, due 10/02/08[1]	90,000,000	90,022,415
2.940%, due 05/22/09	98,500,000	98,500,000
Bank of Montreal
2.950%, due 08/19/08	122,500,000	122,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.670%, due 08/15/08	150,000,000	150,000,000
Barclays Bank PLC
3.020%, due 02/23/09	140,000,000	140,000,000
Calyon N.A., Inc.
3.170%, due 06/02/09	120,000,000	120,000,000
Deutsche Bank AG
3.011%, due 09/22/08[1]	125,000,000	125,000,000
Lloyds TSB Bank PLC
2.620%, due 08/19/08	70,000,000	70,000,000
Mizuho Corporate Bank Ltd.
2.670%, due 09/09/08	48,800,000	48,807,149
Norinchukin Bank Ltd.
2.645%, due 08/13/08	150,000,000	150,000,249
2.750%, due 10/14/08	100,000,000	100,000,000
Royal Bank of Scotland
2.850%, due 11/06/08	126,000,000	126,000,000
Svenska Handelsbanken
5.000%, due 10/09/08	128,000,000	128,000,000
3.112%, due 10/14/08[1]	127,000,000	127,000,000

		1,595,829,813

Banking-US—3.78%
American Express, Federal Savings Bank
2.680%, due 08/11/08	140,000,000	140,000,000
Citibank N.A.
2.790%, due 09/19/08	75,000,000	75,000,000
2.790%, due 09/22/08	50,000,000	50,000,000
2.800%, due 09/29/08	125,000,000	125,000,000
Harris N.A.
3.000%, due 08/06/08	42,000,000	42,001,253
State Street Bank & Trust Co.
2.680%, due 10/01/08	90,000,000	90,000,000
Wachovia Bank N.A. (Charlotte)
2.820%, due 09/30/08	75,000,000	75,000,000

		597,001,253

Total certificates of deposit (cost—$2,192,831,066)		2,192,831,066

Commercial paper[3]—41.56%

Asset backed-banking—1.80%
Atlantis One Funding
2.680%, due 09/09/08	95,000,000	94,724,183
2.850%, due 09/25/08	100,000,000	99,564,584
2.730%, due 10/28/08	90,000,000	89,399,400

		283,688,167

Prime Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[3]—(continued)

Asset backed-miscellaneous—23.47%
Amsterdam Funding Corp.
2.530%, due 08/20/08	200,000,000	199,732,944
2.640%, due 09/12/08	107,000,000	106,670,440
Atlantic Asset Securitization LLC
2.550%, due 08/11/08	140,000,000	139,900,833
2.500%, due 08/18/08	50,000,000	49,940,972
2.540%, due 08/18/08	100,000,000	99,880,056
Barton Capital LLC
2.500%, due 08/11/08	100,000,000	99,930,556
2.500%, due 08/18/08	100,000,000	99,881,944
2.670%, due 09/04/08	100,000,000	99,747,833
Bryant Park Funding LLC
2.510%, due 08/12/08	182,000,000	181,860,416
2.490%, due 08/28/08	150,306,000	150,025,304
Chariot Funding LLC
2.450%, due 08/06/08	58,765,000	58,745,004
2.460%, due 08/11/08	89,282,000	89,220,991
2.470%, due 08/28/08	125,000,000	124,768,437
2.480%, due 08/28/08	42,489,000	42,409,970
Falcon Asset Securitization Corp.
2.650%, due 08/18/08	75,562,000	75,467,443
2.480%, due 08/21/08	70,000,000	69,903,556
2.470%, due 08/27/08	126,634,000	126,408,099
2.480%, due 08/27/08	50,000,000	49,910,444
Jupiter Securitization Co. LLC
2.450%, due 08/21/08	150,000,000	149,795,833
Kitty Hawk Funding Corp.
2.610%, due 08/05/08	20,000,000	19,994,200
Old Line Funding Corp.
2.750%, due 08/06/08	48,812,000	48,793,357
2.750%, due 08/07/08	58,000,000	57,973,417
2.500%, due 08/19/08	55,247,000	55,177,941
2.540%, due 08/19/08	95,000,000	94,879,350
2.850%, due 09/09/08	50,000,000	49,845,625
Ranger Funding Co. LLC
2.700%, due 09/18/08	59,600,000	59,385,440
Regency Markets No. 1 LLC
2.550%, due 08/01/08	92,026,000	92,026,000
2.580%, due 08/12/08	48,417,000	48,378,831
2.600%, due 08/13/08	95,378,000	95,295,339
2.600%, due 08/14/08	69,151,000	69,086,075
Sheffield Receivables Corp.
2.530%, due 08/22/08	70,000,000	69,896,692
2.650%, due 09/23/08	49,500,000	49,306,881
Thunderbay Funding
2.520%, due 08/05/08	165,000,000	164,953,800
2.800%, due 09/09/08	51,686,000	51,529,219
2.770%, due 10/01/08	49,648,000	49,414,972
Variable Funding Capital Corp.
2.490%, due 08/27/08	50,000,000	49,910,083
2.600%, due 09/04/08	165,000,000	164,594,833
2.670%, due 09/08/08	100,000,000	99,718,167
Windmill Funding Corp.
2.680%, due 08/18/08	150,000,000	149,810,167
2.700%, due 08/18/08	50,000,000	49,936,250
2.540%, due 08/19/08	100,000,000	99,873,000

		3,703,980,714

Prime Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[3]—(concluded)

Banking-non-US—0.31%
Banque et Caisse d’Epargne de L’Etat
2.580%, due 08/21/08	49,900,000	49,828,477

Banking-US—14.25%
American Express, Federal Savings Bank
2.680%, due 09/04/08	140,000,000	140,000,000
Barclays US Funding Corp.
2.445%, due 08/21/08	155,000,000	154,789,458
BNP Paribas Finance
2.420%, due 08/11/08	250,000,000	249,831,945
Danske Corp.
2.490%, due 08/18/08	150,000,000	149,823,625
Dexia Delaware LLC
2.460%, due 08/14/08	75,000,000	74,933,375
2.650%, due 08/15/08	75,000,000	74,922,708
2.620%, due 09/02/08	41,000,000	40,904,516
Fortis Funding LLC
2.670%, due 09/08/08	100,000,000	99,718,167
ING (US) Funding LLC
2.550%, due 08/08/08	146,000,000	145,927,608
2.960%, due 10/27/08	45,000,000	44,678,100
2.720%, due 11/04/08	95,000,000	94,318,111
Morgan (J.P.) Chase & Co.
2.300%, due 08/11/08	150,000,000	149,904,167
2.910%, due 01/05/09	100,000,000	98,730,917
Natexis Banques Populaires US Finance Co. LLC
2.470%, due 08/08/08	90,000,000	89,956,775
2.690%, due 08/26/08	108,000,000	107,798,250
Nordea N.A., Inc.
2.350%, due 08/11/08	47,000,000	46,969,319
Rabobank USA Financial Corp.
2.250%, due 08/01/08	47,200,000	47,200,000
San Paolo IMI US Financial Co.
2.600%, due 08/04/08	100,000,000	99,978,333
2.650%, due 08/26/08	200,000,000	199,631,944
Scotiabanc, Inc.
2.410%, due 08/04/08	89,300,000	89,282,066
Societe Generale N.A., Inc.
2.750%, due 09/10/08	50,000,000	49,847,222

		2,249,146,606

Finance-noncaptive diversified—1.73%
General Electric Capital Corp.
4.390%, due 08/21/08	200,000,000	199,512,222
2.500%, due 01/29/09	74,750,000	73,810,434

		273,322,656

Total commercial paper (cost—$6,559,966,620)		6,559,966,620

US master note—2.53%

Brokerage—2.53%
Banc of America Securities LLC
2.438%, due 08/01/08[1,5] (cost—$400,000,000)	400,000,000	400,000,000

Prime Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Funding agreements—1.33%

Insurance-life—1.33%
Metropolitan Life Insurance Co. of CT
2.533%, due 08/04/08[1,6]	135,000,000	135,000,000
Metropolitan Life Insurance Co. of NY
2.533%, due 08/04/08[1,6]	75,000,000	75,000,000

Total funding agreements (cost—$210,000,000)		210,000,000

Short-term corporate obligations—12.30%

Automobile OEM—1.21%
American Honda Finance Corp.
1.797%, due 09/18/08[1,4]	100,000,000	100,036,612
BMW US Capital LLC
2.460%, due 08/04/08[1,4]	91,000,000	90,999,301

		191,035,913

Banking-non-US—8.42%
ANZ National International Ltd.
2.916%, due 09/10/08[1,4]	122,000,000	122,000,000
Bank of Ireland
2.468%, due 08/20/08[1,4]	85,000,000	85,000,000
BNP Paribas
2.760%, due 08/07/08[1]	112,000,000	112,000,000
2.895%, due 08/13/08[1]	60,000,000	60,000,000
Commonwealth Bank of Australia
2.482%, due 08/26/08[1,4]	81,000,000	81,000,000
HSBC Bank USA
3.188%, due 10/14/08[1]	100,000,000	100,000,000
Lloyds TSB Group PLC
2.743%, due 08/07/08[1,4]	150,000,000	150,000,000
National Australia Bank Ltd.
2.448%, due 08/15/08[1,4]	77,000,000	77,000,000
2.882%, due 09/06/08[1,4]	54,000,000	54,000,000
Nordea Bank AB
3.149%, due 10/24/08[1,4]	167,000,000	167,000,000
Rabobank Nederland NV
2.900%, due 08/11/08[1,4]	75,000,000	75,000,000
Westpac Banking Corp.
2.450%, due 08/06/08[1,4]	100,000,000	100,000,000
2.700%, due 04/09/09[4]	145,000,000	145,000,000

		1,328,000,000

Banking-US—0.63%
The Bank of New York Mellon Corp.
2.446%, due 08/12/08[1,4]	100,000,000	100,000,000

Finance-captive automotive—2.04%
Toyota Motor Credit Corp.
2.270%, due 08/01/08[1]	87,250,000	87,250,000
2.320%, due 08/01/08[1]	95,000,000	95,000,000
2.550%, due 08/01/08[1]	140,000,000	140,000,000

		322,250,000

Total short-term corporate obligations (cost—$1,941,285,913)		1,941,285,913

Prime Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Repurchase agreements—6.83%

Repurchase agreement dated 07/31/08 with Banc of America Securities, 2.140% due 08/01/08, collateralized by $154,040,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 11/04/08 to 11/25/08; (value—$153,000,794); proceeds: $150,008,917	150,000,000	150,000,000

Repurchase agreement dated 07/31/08 with Barclays Bank PLC, 2.160% due 08/01/08, collateralized by $327,513,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.850% due 10/24/08 to 06/26/12 and $327,048,000 Federal National Mortgage Association obligations, 2.750% to 5.000% due 04/11/08 to 10/15/11; (value—$663,000,902); proceeds: $650,039,000	650,000,000	650,000,000

Repurchase agreement dated 07/31/08 with Deutsche Bank Securities, Inc., 2.180% due 08/01/08, collateralized by $120,135,000 Federal Home Loan Bank obligations, zero coupon to 4.660% due 8/18/08 to 04/16/12, $107,841,000 Federal Home Loan Mortgage Corp. obligations, 4.900% to 5.500% due 11/03/08 to 08/20/12, $3,070,000 Federal National Mortgage Association obligations, zero coupon to 3.875% due 10/22/08 to 11/17/08, and $80,000,000 Resolution Funding Corp. Interest Strips, zero coupon due 01/15/21; (value—$280,503,184); proceeds: $275,016,653	275,000,000	275,000,000

Repurchase agreement dated 07/31/08 with State Street Bank & Trust Co., 1.490% due 08/01/08, collateralized by $3,734,688 US Treasury Bonds, 4.375% due 02/15/38; (value—$3,645,989); proceeds: $3,573,148	3,573,000	3,573,000

Total repurchase agreements (cost—$1,078,573,000)		1,078,573,000

	Number of
	Shares

Investments of cash collateral from securities loaned—7.99%

Money market funds[7]—7.99%
BlackRock Liquidity Funds TempFund Institutional Class,
2.480%	291,062,362	291,062,362
DWS Money Market Series Institutional,
2.533%	373,090,918	373,090,918
UBS Private Money Market Fund LLC,[8]
2.325%	597,115,668	597,115,668

Total money market funds and investments of cash collateral from securities loaned (cost—$1,261,268,948)		1,261,268,948

Total investments (cost—$17,097,528,473 which approximates cost for federal income tax purposes)[9,10]—108.32%		17,097,528,473

Liabilities in excess of other assets—(8.32)%		(1,313,891,994)

Net assets—100.00%		15,783,636,479

1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2008, and reset periodically.

2	Security, or portion thereof, was on loan at July 31, 2008.

Prime Master Fund
Schedule of investments – July 31, 2008 (unaudited)

3	Interest rates shown are the discount rates at date of purchase.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.63% of net assets as of July 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	The security detailed in the table below, which represents 2.53% of net assets, is considered liquid and restricted as of July 31, 2008.

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of		percentage of
Restricted security	date[11]	cost ($)	net assets (%)	Value ($)	net assets (%)

Banc of America Securities LLC, 2.438%, 08/01/08	07/31/08	400,000,000	2.53	400,000,000	2.53

6	The securities detailed in the table below, which represent 1.33% of net assets, are considered illiquid and restricted as of July 31, 2008.

			Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of		percentage of
Restricted security	date[11]	cost ($)	net assets (%)	Value ($)	net assets (%)

Metropolitan Life Insurance Co. of CT.,
2.533%, 08/04/08	07/01/08	135,000,000	0.86	135,000,000	0.86

Metropolitan Life Insurance Co. of NY.,
2.533%, 08/04/08	07/01/08	75,000,000	0.47	75,000,000	0.47

		210,000,000	1.33	210,000,000	1.33

7	Rates shown reflect yield at July 31, 2008.

8	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the period ended July 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		period	period		period
	Value at	ended	ended	Value at	ended
Security description	04/30/08 ($)	07/31/08 ($)	07/31/08 ($)	07/31/08 ($)	07/31/08 ($)

UBS Private Money Market Fund LLC	234,656,346	1,429,200,530	1,066,741,208	597,115,668	282,103

9	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure the amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

Prime Master Fund
Schedule of investments – July 31, 2008 (unaudited)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets:

Measurements at 07/31/08

Quoted prices in
		active markets for	Significant other	Unobservable
		identical assets	observable inputs	inputs
Description	Total ($)	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)

Assets:

Securities	17,097,528,473	—	17,097,528,473	—

10	Includes $1,228,592,160 of investments in securities on loan, at value.

11	Acquisition dates represent most recent reset dates on variable rate securities.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	79.2

United Kingdom	5.0

Japan	4.5

Australia	2.7

France	1.7

Sweden	1.5

Germany	1.3

Finland	1.0

Canada	0.7

New Zealand	0.7

Spain	0.5

Ireland	0.5

Netherlands	0.4

Luxembourg	0.3

Total	100.0

Weighted average maturity—54 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2008.

Treasury Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government obligations—24.71%

US Treasury Bills
1.835%, due 08/14/08[1]	70,000,000	69,953,615
2.030%, due 08/21/08[1]	100,000,000	99,887,222
1.180%, due 08/28/08[1]	185,000,000	184,836,275
1.490%, due 09/11/08[1]	100,000,000	99,830,306
1.586%, due 09/11/08[1]	100,000,000	99,819,372
1.800%, due 09/18/08[1]	100,000,000	99,760,000
1.835%, due 09/18/08[1]	110,000,000	109,730,867
1.370%, due 09/25/08[1]	150,000,000	149,686,042
1.790%, due 09/25/08[1]	150,000,000	149,589,792
1.940%, due 11/28/08[1]	110,000,000	109,294,594
1.960%, due 12/18/08[1]	140,000,000	138,940,511
2.205%, due 12/26/08[1]	100,000,000	99,099,625

Total US government obligations (cost—$1,410,428,221)		1,410,428,221

Repurchase agreements—75.29%

Repurchase agreement dated 07/31/08 with Banc of America, 2.040% due 08/01/08, collateralized by $226,773,000 US Treasury Bills, zero coupon due 10/16/08 to 01/15/09, $226,096,000 US Treasury Bonds, 6.000% to 8.500% due 02/15/20 to 05/15/30, $32,439,000 US Treasury Inflation Index Bonds, 3.375% to 3.875% due 04/15/29 to 04/15/32, $118,388,400 US Treasury Inflation Index Notes, 0.875% to 4.250% due 01/15/10 to 04/15/11 and $495,511,400 US Treasury Notes, 1.750% to 5.125% due 04/30/09 to 08/15/13; (value—$1,224,000,060); proceeds: $1,200,068,000	1,200,000,000	1,200,000,000

Repurchase agreement dated 07/31/08 with Barclays Bank PLC, 2.070% due 08/01/08, collateralized by $246,462,000 US Treasury Bond Principal Strips, 7.125% to 9.125% due 05/15/18 to 02/15/23, $868,573,900 US Treasury Inflation Index Notes, 2.000% to 3.375% due 01/15/12 to 01/15/14, $60,987,900 US Treasury Note Principal Strips, 4.500% due 05/15/10; (value—$1,275,000,085); proceeds: $1,250,071,875	1,250,000,000	1,250,000,000

Repurchase agreement dated 07/31/08 with Deutsche Bank Securities, Inc., 2.070% due 08/01/08, collateralized by $21,390,000 US Treasury Bonds, 9.250% due 02/15/16, $67,138,300 US Treasury Notes, 4.750% due 02/15/10 and $16,195,500 US Treasury Note Principal Strips, 4.875% due 02/15/12; (value—$115,362,006); proceeds: $113,106,503	113,100,000	113,100,000

Repurchase agreement dated 07/31/08 with Merrill Lynch & Co., 2.030% due 08/01/08, collateralized by $811,099,000 US Treasury Bonds, 6.000% to 9.250% due 02/15/16 to 02/15/26 and $193,904,000 US Treasury Notes, 3.500% due 11/15/09; (value—$1,259,700,840); proceeds: $1,235,069,640	1,235,000,000	1,235,000,000

Treasury Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 07/31/08 with Morgan Stanley & Co., 2.050% due 08/01/08, collateralized by $1,367,345,000 US Treasury Bond Principal Strips, 4.500% to 6.750% due 08/15/26 to 02/15/36; (value—$510,000,323); proceeds: $500,028,472	500,000,000	500,000,000

Repurchase agreement dated 7/31/08 with State Street Bank & Trust Co., 1.490% due 08/01/08, collateralized by $146,335 US Treasury Bonds, 4.375% due 02/15/38; (value—$142,860); proceeds: $140,006	140,000	140,000

Total repurchase agreements (cost—$4,298,240,000)		4,298,240,000

Total investments (cost—$5,708,668,221 which approximates cost for federal income tax purposes)[2]—100.00%		5,708,668,221

Liabilities in excess of other assets—(0.00)%		(177,338)

Net assets—100.00%		5,708,490,883

1	Interest rates shown are the discount rates at date of purchase.

2	Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets:

Measurements at 07/31/08

Quoted prices in
		active markets for	Significant other	Unobservable
		identical assets	observable inputs	inputs
Description	Total ($)	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)

Assets:

Securities	5,708,668,221	—	5,708,668,221	—

Weighted average maturity—17 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2008.

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—82.79%

Alabama—0.99%
Alabama Special Care Facilities Financing Authority
Mobile Revenue (Morgan Stanley Floater
Certificates, Series 2605),
2.260%, VRD[1,2]	5,400,000	5,400,000
Jefferson County Sewer Revenue (Capital
Improvement Warrants),
Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.375%, due 02/01/09	2,565,000	2,678,518
5.750%, due 02/01/09	2,125,000	2,178,529
Mobile Industrial Development Board Dock and
Wharf Revenue Refunding (Holnam, Inc. Project),
Series A,
2.180%, VRD	4,100,000	4,100,000
Series B,
2.180%, VRD	4,065,000	4,065,000
Montgomery Industrial Development Board Pollution
Control & Solid Waste District Refunding (General
Electric Co. Project),
2.010%, VRD	15,450,000	15,450,000

		33,872,047

Alaska—2.27%
Valdez Marine Terminal Revenue Refunding (BP
Pipelines, Inc. Project),
2.100%, VRD	3,180,000	3,180,000
Series B,
2.100%, VRD	54,100,000	54,100,000
Series C,
2.100%, VRD	8,500,000	8,500,000
Valdez Marine Terminal Revenue Refunding (Exxon
Pipeline Co. Project), Series A,
1.900%, VRD	11,800,000	11,800,000

		77,580,000

Arizona—0.53%
Arizona Board of Regents University Systems
Revenue Refunding, Series A,
2.150%, VRD	6,500,000	6,500,000
Phoenix Industrial Development Authority
Multifamily Housing Revenue Refunding (Paradise
Lakes Apartment), Series A,
2.190%, VRD	8,000,000	8,000,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.),
2.300%, VRD	3,750,000	3,750,000

		18,250,000

California—1.02%
Bay Area Toll Authority Toll Bridge Revenue (San
Francisco Bay Area), Series B-1,
1.900%, VRD	35,000,000	35,000,000

Colorado—0.79%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
2.590%, VRD[1,2]	12,245,000	12,245,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Colorado—(concluded)
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board Program),
Series A-4,
2.100%, VRD	500,000	500,000
Series A-8,
2.100%, VRD	1,100,000	1,100,000
Series A-11,
2.100%, VRD	1,300,000	1,300,000
Series C-6,
2.100%, VRD	3,650,000	3,650,000
Colorado Springs Utilities Revenue Refunding (Sub
Lien Improvement), Series A,
2.180%, VRD	8,125,000	8,125,000

		26,920,000

Connecticut—0.57%
Connecticut State Health & Educational Facilities
Authority Revenue (Wesleyan University), Series D,
1.900%, VRD	7,000,000	7,000,000
Connecticut State Housing Finance Authority (CIL
Realty, Inc.),
2.100%, VRD	1,600,000	1,600,000
Connecticut State (JP Morgan PUTTERs, Series
1170) (FGIC Insured),
2.740%, VRD[1,2]	10,950,000	10,950,000

		19,550,000

Delaware—0.63%
Delaware Economic Development Authority
Revenue (Hospital Billing), Series C,
2.200%, VRD	4,950,000	4,950,000
Delaware State, Series C,
5.000%, due 07/01/09	6,750,000	6,946,201
University of Delaware Revenue, Series B,
2.250%, VRD	4,850,000	4,850,000
Wilmington Revenue (Salesianum School Project),
2.190%, VRD	4,900,000	4,900,000

		21,646,201

District of Columbia—0.59%
District of Columbia Revenue (Consortium Issue),
2.150%, VRD	770,000	770,000
District of Columbia Revenue (Pooled Loan
Program), Series A,
2.200%, VRD	7,195,000	7,195,000
District of Columbia Revenue (Sidwell Friends School),
2.200%, VRD	2,500,000	2,500,000
District of Columbia, Series C,
2.200%, VRD	9,640,000	9,640,000

		20,105,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Florida—3.05%
Alachua County Health Facilities Authority Health Facilities Revenue Installment (Shands Teaching Hospital), Series A,
2.170%, VRD	1,600,000	1,600,000
Alachua County Health Facilities Authority Health Facilities Revenue (Shands Teaching Hospital), Series A,
2.170%, VRD	2,600,000	2,600,000
Brevard County Health Facilities Authority Health Care Facilities Revenue Refunding (Health First, Inc. Project),
2.170%, VRD	1,000,000	1,000,000
Gainesville Utilities System Revenue, Series A,
2.150%, VRD	14,155,000	14,155,000
Hillsborough Community College Foundation, Inc. Student Housing Revenue,
2.170%, VRD	17,300,000	17,300,000
Jacksonville Health Facilities Authority Hospital Revenue (Baptist Medical Center Project),
2.100%, VRD	40,000	40,000
Jacksonville Transportation Revenue, Series B,
2.180%, VRD	13,540,000	13,540,000
JEA Electric System Revenue, Series Three-A,
1.950%, VRD	11,100,000	11,100,000
Nassau County Pollution Control Revenue (Rayonier Project),
2.150%, VRD	5,745,000	5,745,000
Orange County Industrial Development Authority Industrial Development Revenue (Catholic Charities Center),
2.170%, VRD	2,600,000	2,600,000
Orlando Utilities Commission Water & Electric Revenue Refunding,
5.000%, VRD	5,000,000	5,013,483
Palm Beach County Industrial Development Revenue (South Florida Blood Banks Project),
2.200%, VRD	4,700,000	4,700,000
Pinellas County Educational Facilities Authority Revenue Refunding (Barry University Project),
2.200%, VRD	5,000,000	5,000,000
Polk County Industrial Development Authority Industrial Development Revenue (Winter Haven Hospital Project) (Radian Insured),
2.170%, VRD	5,000,000	5,000,000
Tampa Bay Water Utilities System Revenue (Morgan Stanley Floater Certificates, Series 112) (FGIC Insured),
2.310%, VRD[1,2]	5,245,000	5,245,000
University Athletic Association, Inc. Florida Athletic Program Revenue,
2.600%, VRD	7,495,000	7,495,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Florida—(concluded)
Volusia County Health Facilities Authority Revenue
(Hospital-Scott & White Volusia Health), Series A,
2.130%, VRD	2,170,000	2,170,000

		104,303,483

Georgia—3.43%
Atlanta Development Authority Revenue (Botanical
Garden Improvements Project),
2.200%, VRD	10,000,000	10,000,000
De Kalb County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.150%, VRD	3,675,000	3,675,000
De Kalb County Water & Sewer Revenue (Morgan Stanley Floater Certificates, Series 1906) (FSA Insured),
2.460%, VRD[1,2]	3,201,000	3,201,000
De Kalb Private Hospital Authority Revenue Anticipation Certificates (Childrens Health), Series B,
2.190%, VRD	2,165,000	2,165,000
De Kalb Private Hospital Authority Revenue Anticipation Certificates (Egleston Childrens Hospital), Series A,
2.170%, VRD	7,400,000	7,400,000
Forsyth County Water & Sewer Authority Revenue (JP Morgan PUTTERs, Series 2253) (FSA Insured),
2.440%, VRD[1,2]	10,370,000	10,370,000
Fulton County Development Authority Revenue (Metro Atlanta YMCA Project),
2.190%, VRD	3,890,000	3,890,000
Fulton County Development Authority Revenue (Robert W. Woodruff Arts Center),
2.150%, VRD	14,740,000	14,740,000
Series A,
2.140%, VRD	9,250,000	9,250,000
Series B,
2.200%, VRD	5,000,000	5,000,000
Fulton County Hospital Authority Revenue Anticipation Certificates (Northside), Series B,
2.100%, VRD	50,000	50,000
Georgia State (Citigroup ROCS, Series RR-II-R-11544),
2.210%, VRD[1,2]	1,700,000	1,700,000
Georgia State, Series H-2,
1.950%, VRD	6,850,000	6,850,000
Glynn County Schools Sales Tax,
5.000%, due 11/01/08	4,300,000	4,317,353
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Central Georgia Health),
2.170%, VRD	710,000	710,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
2.150%, VRD	23,195,000	23,195,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Georgia—(concluded)
Private Colleges & Universities Authority Revenue (Emory University),
Series A,
1.750%, VRD	8,000,000	8,000,000
Series C5,
2.400%, VRD	3,000,000	3,000,000

		117,513,353

Idaho—0.43%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	14,500,000	14,666,344

Illinois—5.88%
Chicago Metropolitan Water Reclamation District-Greater Chicago (Citigroup ROCS, Series RR-II-R-11283),
2.240%, VRD[1,2]	3,000,000	3,000,000
Cook County (Capital Improvement), Series E,
2.200%, VRD	2,600,000	2,600,000
Cook County Community High School District No. 219 Niles Township (Morgan Stanley Floater Certificates, Series 2243) (FSA Insured),
2.460%, VRD[1,2]	6,508,500	6,508,500
Cook County Community High School District No. 219 Niles Township (Wachovia Bank Merlots), Series D130 (FSA Insured),
2.240%, VRD[1,2]	11,695,000	11,695,000
Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,272,848
Illinois Development Finance Authority Revenue (Evanston Northwestern), Series B,
2.050%, VRD	16,700,000	16,700,000
Illinois Development Finance Authority Revenue (St. Vincent De Paul Project), Series A,
2.110%, VRD	4,360,000	4,360,000
Illinois Educational Facilities Authority Revenues (ACI/Cultural Pooled Financing),
2.200%, VRD	22,915,000	22,915,000
Illinois Finance Authority Pollution Control Revenue Refunding (Commonwealth Edison Co.), Series D,
2.170%, VRD	8,000,000	8,000,000
Illinois Finance Authority Revenue (Advocate Health Care),
Series A-3,
1.900%, VRD	5,665,000	5,665,000
Subseries C2A,
2.160%, VRD	12,500,000	12,500,000
Illinois Finance Authority Revenue (Central DuPage), Series A,
2.050%, VRD	28,695,000	28,695,000
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital), Series C,
2.050%, VRD	17,300,000	17,300,000
Illinois, Series B,
2.230%, VRD	9,800,000	9,800,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois State (Citigroup ROCS, Series RR-II-R-11295),
2.240%, VRD[1,2]	4,190,000	4,190,000
Illinois State Sales Tax Revenue (JP Morgan PUTTERs, Series 445) (FGIC Insured),
2.890%, VRD[1,2]	6,925,000	6,925,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-2,
2.200%, VRD	25,000,000	25,000,000
Illinois State Toll Highway Authority Toll Highway Revenue (Wachovia Bank Merlots), Series D274 (FSA Insured),
2.490%, VRD[1,2]	10,240,000	10,240,000

		201,366,348

Indiana—5.33%
Bartholomew Consolidated School Corp. Tax Anticipation Warrants,
3.250%, due 12/31/08	4,950,000	4,975,436
DFA Municipal Trust Various States (Depfa Floating Certificates, Series 2008-46) (MBIA Insured),
2.540%, VRD[1,2]	15,035,000	15,035,000
Indiana Finance Authority Environmental Revenue Refunding (Ispat Inland, Inc.),
2.150%, VRD	11,800,000	11,800,000
Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
2.100%, VRD	11,400,000	11,400,000
Series CR-E-3,
2.110%, VRD	14,500,000	14,500,000
Indiana State Finance Authority Revenue (Lease Appropriation),
Series A-2,
2.130%, VRD	11,700,000	11,700,000
Series A-3,
2.130%, VRD	10,800,000	10,800,000
Series A-5,
2.100%, VRD	20,000,000	20,000,000
Indianapolis Local Public Improvement Bond Bank (JP Morgan PUTTERs, Series 2080) (MBIA Insured),
2.640%, VRD[1,2]	5,310,000	5,310,000
Indianapolis Local Public Improvement Bond Bank (Limited Recourse Notes), Series F,
4.000%, due 01/12/09	6,250,000	6,273,029
Indianapolis Local Public Improvement Bond Bank Notes, Series A-1,
2.250%, due 10/01/08	5,830,000	5,834,143
Saint Joseph County Educational Facilities Revenue (University of Notre Dame Du Lac Project),
2.000%, VRD	20,600,000	20,600,000
1.750%, VRD	20,500,000	20,500,000
Saint Joseph County Industrial Educational Facilities Revenue (University of Notre Dame Du Lac Project),
2.000%, VRD	13,725,000	13,725,000
1.750%, VRD	10,000,000	10,000,000

		182,452,608

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Iowa—0.36%
Hills Health Facilities Revenue (Mercy Hospital Project),
2.250%, VRD	12,400,000	12,400,000

Kansas—1.45%
Kansas Department of Transportation Highway Revenue, Series A-2,
2.040%, VRD	19,400,000	19,400,000
Kansas Development Finance Authority Revenue (Morgan Stanley Floater Certificates, Series 2268) (MBIA Insured),
2.760%, VRD[1,2]	5,345,000	5,345,000
Kansas Development Finance Authority Revenue (Sisters of Charity),
Series C,
2.100%, VRD	14,300,000	14,300,000
Series D,
2.100%, VRD	5,715,000	5,715,000
Leawood Temporary Notes, Series 1,
4.000%, due 10/01/08	5,000,000	5,002,993

		49,762,993

Kentucky—0.59%
Christian County Association of County’s Leasing Trust Lease Program, Series A,
2.050%, VRD	2,025,000	2,025,000
Kentucky Asset Liability Commission General Fund Revenue Tax & Revenue Anticipation Notes, Series A,
3.000%, due 06/25/09	13,000,000	13,140,035
Williamstown League of Cities Funding Trust Lease Revenue, Series A,
2.430%, VRD	5,000,000	5,000,000

		20,165,035

Louisiana—0.15%
Saint Tammany Parish Development District Revenue (Rooms To Go Saint Tammany),
2.200%, VRD	5,000,000	5,000,000

Maine—0.26%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
2.590%, VRD[1,2]	2,995,000	2,995,000
Maine Municipal Bond Bank Refunding, Series A,
5.000%, due 11/01/08	6,000,000	6,031,361

		9,026,361

Maryland—1.16%
Maryland Economic Development Corp. Revenue Refunding (Howard Hughes Medical), Series B,
2.050%, VRD	14,000,000	14,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical Systems), Series C,
2.310%, VRD	5,000,000	5,000,000
Maryland Industrial Development Financing Authority Economic Development Revenue (Calvert School Inc. Facility),
2.200%, VRD	4,395,000	4,395,000
Maryland State & Local Facilities Loan, Second Series (Depfa Floating Certificates, Series 3002),
2.240%, VRD[1,2]	3,750,000	3,750,000
Maryland State (Citigroup ROCS, Series RR-II-R-11545),
2.210%, VRD[1,2]	2,500,000	2,500,000
Montgomery County Revenue (Sidwell Friends School),
2.200%, VRD	10,000,000	10,000,000

		39,645,000

Massachusetts—8.43%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	12,149,000	12,266,045
Massachusetts (Central Artery),
Series A,
2.100%, VRD	10,000,000	10,000,000
Series B,
2.100%, VRD	800,000	800,000
Massachusetts Development Finance Agency Revenue (Boston University),
Series U-3,
1.900%, VRD	5,560,000	5,560,000
Series U-5A,
2.550%, VRD	7,600,000	7,600,000
Series U-5B,
2.250%, VRD	8,000,000	8,000,000
Series U-6B,
2.250%, VRD	7,000,000	7,000,000
Series U-6E,
2.000%, VRD	13,500,000	13,500,000
Massachusetts Development Finance Agency Revenue (Simmons College), Series G,
2.110%, VRD	4,500,000	4,500,000
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College), Series H,
2.630%, VRD	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series GG-1,
1.850%, VRD	49,740,000	49,740,000
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University),
Series Q,
2.120%, VRD	7,200,000	7,200,000
Series T-1,
2.250%, VRD	11,700,000	11,700,000
Series T-3,
2.250%, VRD	7,700,000	7,700,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series D-1,
1.850%, VRD	43,900,000	43,900,000
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University),
Series G,
1.950%, VRD	20,500,000	20,500,000
Series N-1,
1.950%, VRD	15,000,000	15,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Series N-2,
1.880%, VRD	27,200,000	27,200,000
Massachusetts Health & Educational Facilities Authority Revenue (Wellesley College), Series I,
1.900%, VRD	3,000,000	3,000,000
Massachusetts State (JP Morgan PUTTERs, Series 449) (AMBAC-TCRs Insured),
2.590%, VRD[1,2]	4,960,000	4,960,000
Massachusetts State Refunding, Series B,
1.950%, VRD	8,000,000	8,000,000
Massachusetts Water Pollution Abatement Trust, (Depfa Floating Certificates, Series 3001), Series B,
2.240%, VRD[1,2]	3,750,000	3,750,000
Massachusetts Water Resources Authority (Citigroup ROCS, Series RR-II-R-11504),
2.240%, VRD[1,2]	6,915,000	6,915,000

		288,791,045

Michigan—1.82%
Eastern Michigan University Revenues Refunding,
2.200%, VRD	13,000,000	13,000,000
Michigan State Hospital Finance Authority Revenue (Ascension Health Senior Credit),
Series B,
2.110%, VRD	9,800,000	9,800,000
Series B-2,
2.110%, VRD	4,000,000	4,000,000
Series B-4,
2.110%, VRD	10,500,000	10,500,000
Series B-6,
2.110%, VRD	10,000,000	10,000,000
Oakland County Economic Development Corp. Ltd. Obligation Revenue (Pontiac Vision Schools Project),
2.200%, VRD	7,155,000	7,155,000
University of Michigan Revenues (Hospital), Series A,
2.250%, VRD	7,900,000	7,900,000

		62,355,000

Minnesota—0.89%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
2.290%, VRD	1,640,000	1,640,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems (Allina Health), Series C-1,
2.000%, VRD	7,400,000	7,400,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems (Children’s Health Care Facilities),
Series A (FSA Insured),
2.370%, VRD	100,000	100,000
Series B (FSA Insured),
2.370%, VRD	100,000	100,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
1.950%, VRD	6,250,000	6,250,000
Series D,
1.680%, VRD	10,000,000	10,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Minnesota—(concluded)
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B,
1.950%, VRD	5,000,000	5,000,000

		30,490,000

Mississippi—0.40%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series B,
2.180%, VRD	4,500,000	4,500,000
Series C,
2.550%, VRD	9,200,000	9,200,000

		13,700,000

Missouri—1.76%
Curators University of Missouri Systems Facilities Revenue, Series B,
2.050%, VRD	6,900,000	6,900,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B,
2.150%, VRD	3,200,000	3,200,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Health), Series C-2,
1.750%, VRD	17,500,000	17,500,000
Missouri Health & Educational Facilities Authority Revenue (Washington University), Series B,
2.250%, VRD	6,290,000	6,290,000
University of Missouri Revenue (System Facilities),
Series A,
2.050%, VRD	22,300,000	22,300,000
Series B,
2.050%, VRD	4,200,000	4,200,000

		60,390,000

Montana—0.56%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
2.550%, VRD	17,500,000	17,500,000
Montana Facility Finance Authority Revenue (Sister of Charity), Series A,
2.100%, VRD	1,800,000	1,800,000

		19,300,000

Nebraska—0.85%
Lancaster County Hospital Authority Health Facilities Revenue (Immanuel Health System), Series A,
2.200%, VRD	9,280,000	9,280,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1,
2.220%, VRD	10,000,000	10,000,000
Nebraska Educational Finance Authority Revenue Refunding (Creighton University Projects),
2.050%, VRD	9,750,000	9,750,000

		29,030,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Nevada—0.68%
Clark County Airport Revenue (Systems-Sub Lien), Series D-3,
2.160%, VRD	14,350,000	14,350,000
Clark County (Citigroup ROCS, Series RR-II-R-11507),
2.240%, VRD[1,2]	2,800,000	2,800,000
Clark County (Morgan Stanley Floater Certificates, Series 2856),
2.260%, VRD[1,2]	6,250,000	6,250,000

		23,400,000

New Hampshire—0.20%
New Hampshire Health & Educational Facilities Authority Revenue (Dartmouth College), Series A,
2.500%, VRD	5,495,000	5,495,000
New Hampshire Health & Educational Facilities Authority Revenue (Exeter Hospital Obligor Group), Series B,
2.200%, VRD	1,425,000	1,425,000

		6,920,000

New Mexico—0.77%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	8,000,000	8,091,087
Hurley Pollution Control Revenue Updates (Kennecott Santa Fe),
2.100%, VRD	2,300,000	2,300,000
New Mexico Finance Authority Revenue (JP Morgan PUTTERs, Series 2287) (MBIA Insured),
2.640%, VRD[1,2]	5,255,000	5,255,000
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1,
2.000%, VRD	10,700,000	10,700,000

		26,346,087

New York—1.19%
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
2.230%, VRD[1,2]	4,785,000	4,785,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-1,
2.000%, VRD	18,000,000	18,000,000
New York, Subseries L-4,
2.000%, VRD	18,100,000	18,100,000

		40,885,000

North Carolina—3.95%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series B,
2.100%, VRD	1,000,000	1,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Forsyth County School, Series B,
2.120%, VRD	13,670,000	13,670,000
Mecklenburg County Certificates of Participation,
2.120%, VRD	9,600,000	9,600,000
2.200%, VRD	4,950,000	4,950,000
Mecklenburg County,
Series A,
2.120%, VRD	6,010,000	6,010,000
Series B,
2.120%, VRD	7,270,000	7,270,000
Series C,
2.120%, VRD	3,210,000	3,210,000
New Hanover County School,
2.120%, VRD	3,510,000	3,510,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Warren Wilson College),
2.200%, VRD	8,500,000	8,500,000
North Carolina (Public Improvement), Series G,
2.100%, VRD	18,545,000	18,545,000
North Carolina State Refunding,
Series B,
2.100%, VRD	13,315,000	13,315,000
Series E,
2.150%, VRD	8,800,000	8,800,000
Union County,
Series A,
2.110%, VRD	8,280,000	8,280,000
Series B,
2.110%, VRD	2,850,000	2,850,000
University of North Carolina Hospital Chapel Hill Revenue, Series B,
2.200%, VRD	13,935,000	13,935,000
University of North Carolina Revenues (Citigroup ROCS, Series RR-II-R-11292),
2.240%, VRD[1,2]	3,085,000	3,085,000
Wake County (School), Series B,
2.110%, VRD	6,390,000	6,390,000
Wake County, Series B,
2.110%, VRD	2,300,000	2,300,000

		135,220,000

Ohio—3.56%
Columbus (Citigroup ROCS, Series RR-II-R-11293),
2.240%, VRD[1,2]	6,000,000	6,000,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
2.290%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B,
1.990%, VRD	3,530,000	3,530,000
Ohio (Common Schools), Series D,
2.150%, VRD	20,000,000	20,000,000
Ohio Higher Educational Facilities Revenue (Case Western Reserve),
Series A,
2.150%, VRD	17,000,000	17,000,000
Series B-1,
2.250%, VRD	2,050,000	2,050,000
Ohio (Morgan Stanley Floater Certificates, Series 2699),
2.260%, VRD[1,2]	9,840,000	9,840,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio Refunding Infrastructure Improvement, Series B,
2.150%, VRD	10,000,000	10,000,000
Ohio University General Receipts, Series B,
1.950%, VRD	39,600,000	39,600,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (FirstEnergy General Corp.), Series A,
2.180%, VRD	6,135,000	6,135,000
University of Cincinnati General Receipts, Series B,
2.280%, VRD	5,000,000	5,000,000

		121,955,000

Oklahoma—2.03%
Oklahoma City Industrial & Cultural Facilities Trust Educational Facilities Revenue (Oklahoma City University Project),
2.200%, VRD	14,900,000	14,900,000
Oklahoma State Turnpike Authority Turnpike Revenue Refunding (Second Senior),
Series B,
2.000%, VRD	6,670,000	6,670,000
Series C,
2.000%, VRD	9,405,000	9,405,000
Series E,
2.110%, VRD	14,900,000	14,900,000
Tulsa County Industrial Authority Revenue (First Meeting Montercau), Series A,
2.180%, VRD	23,535,000	23,535,000

		69,410,000

Oregon—3.03%
Medford Hospital Facilities Authority Revenue (Cascade Manor Project),
2.100%, VRD	1,170,000	1,170,000
Oregon Facilities Authority Revenue (Lewis & Clark College Project), Series A,
2.200%, VRD	10,000,000	10,000,000
Oregon Facilities Authority Revenue (Peacehealth),
Series A,
2.000%, VRD	13,000,000	13,000,000
Series B,
2.000%, VRD	11,300,000	11,300,000
Series D,
2.000%, VRD	7,000,000	7,000,000
Oregon,
Series 73 E,
2.200%, VRD	8,225,000	8,225,000
Series 73 F,
2.200%, VRD	5,450,000	5,450,000
Series 73 G,
2.050%, VRD	6,300,000	6,300,000
Series 73 H,
2.050%, VRD	22,500,000	22,500,000
Oregon Tax Anticipation Notes, Series A,
3.000%, due 06/30/09	5,000,000	5,058,275
Oregon (Veterans Welfare),
Series 86,
2.050%, VRD	1,050,000	1,050,000
Series 87-C,
2.050%, VRD	1,400,000	1,400,000
Series 88B,
2.050%, VRD	11,400,000	11,400,000

		103,853,275

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Pennsylvania—3.16%
Allegheny County Industrial Development Authority Revenue (United Jewish Federation), Series B,
2.190%, VRD	3,375,000	3,375,000
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (FirstEnergy Generation),
2.180%, VRD	10,000,000	10,000,000
Delaware County Authority, Hospital Revenue (Crozer-Chester Medical Center),
2.130%, VRD	13,100,000	13,100,000
Geisinger Authority Health Systems (Geisinger Health Systems), Series C,
2.050%, VRD	985,000	985,000
Pennsylvania Higher Educational Facilities Authority College & University Revenues (St Joseph’s University), Series A,
1.950%, VRD	7,830,000	7,830,000
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University), Series B
1.900%, VRD	11,400,000	11,400,000
Philadelphia Authority For Industrial Development Revenues (Regional Performing Arts Center Project),
2.400%, VRD	865,000	865,000
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project), Series C,
2.000%, VRD	600,000	600,000
Philadelphia Hospitals & Higher Education Facilities Authority Revenue (Children’s Hospital Project),
Series A,
2.000%, VRD	1,030,000	1,030,000
Series B,
2.050%, VRD	18,295,000	18,295,000
University of Pittsburgh of the Commonwealth System of Higher Education Refunding (University Capital Project),
Series B,
2.220%, VRD	11,500,000	11,500,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Refunding (University Capital Project),
Series A,
2.220%, VRD	20,900,000	20,900,000
Series B,
2.220%, VRD	5,000,000	5,000,000
Wilkes Barre, Series B,
2.190%, VRD	3,250,000	3,250,000

		108,130,000

South Carolina—0.29%
Richland County School District No. 001 (ABN AMRO MuniTops Certificates Trust, Series 2003-29) (FSA Insured),
2.360%, VRD[1,2]	10,000,000	10,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Tennessee—4.03%
Chattanooga Health Educational & Housing Facility Board Revenue Refunding (Siskin Rehabilitation Project),
2.200%, VRD	9,620,000	9,620,000
Clarksville Public Building Authority Revenue Pooled Financing (Tennessee Municipal Bond Fund),
2.200%, VRD	14,985,000	14,985,000
Knox County Health Educational & Housing Facilities Board Hospital Facilities Revenue (Catholic Healthcare), Series B,
2.250%, VRD	8,000,000	8,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University), Series A,
1.900%, VRD	12,460,000	12,460,000
Metropolitan Government Nashville & Davidson County, Series A,
2.150%, VRD	7,380,000	7,380,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool),
2.200%, VRD	52,000,000	52,000,000
Shelby County Public Improvement and School, Series B,
2.000%, VRD	25,285,000	25,285,000
Shelby County Refunding, Series C,
2.250%, VRD	8,350,000	8,350,000

		138,080,000

Texas—9.05%
Alamo Community College District (Citigroup ROCS,
Series RR-II-R-11406) (BHAC-CR MBIA Insured),
2.270%, VRD[1,2]	9,575,000	9,575,000
Series RR-II-R-883WF) (FGIC Insured),
2.270%, VRD[1,2]	7,750,000	7,750,000
Bryan Independent School District (School Building) (ABN AMRO MuniTops Certificates Trust, Series 2007-20) (PSF-GTD),
2.250%, VRD[1,2]	10,005,000	10,005,000
Comal Independent School District (Morgan Stanley Floater Certificates, Series 2593) (PSF-GTD),
2.360%, VRD[1,2]	4,550,000	4,550,000
Copperas Cove Independent School District (Wachovia Bank Merlots), Series D46 (PSF-GTD),
2.240%, VRD[1,2]	5,400,000	5,400,000
Dallas Waterworks & Sewer Systems Revenue (JP Morgan PUTTERs),
Series 1800B, (AMBAC Insured),
2.740%, VRD[1,2]	1,940,000	1,940,000
Series 3017,
2.290%, VRD[1,2]	11,820,000	11,820,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas—(continued)
Garland Independent School District (Wachovia Bank Merlots), Series D44 (PSF-GTD),
2.240%, VRD[1,2]	5,200,000	5,200,000
Harris County Health Facilities Development Corp. Hospital Revenue Refunding (Texas Children’s Hospital), Series 3,
2.100%, VRD	5,000,000	5,000,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
2.100%, VRD	11,000,000	11,000,000
Series A-2,
2.100%, VRD	10,000,000	10,000,000
Harris County Refunding (Toll Road Sub Lien), (Pre-refunded with US Government Securities to 08/01/08 @ 100),
5.000%, due 08/01/08	6,000,000	6,000,000
Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project),
Series A,
2.200%, VRD	4,770,000	4,770,000
Series A,
2.250%, VRD	39,200,000	39,200,000
Series B,
2.030%, VRD	6,700,000	6,700,000
Houston (JP Morgan PUTTERs),
Series 450, (MBIA Insured),
2.640%, VRD[1,2]	5,225,000	5,225,000
Series 2231, (FSA Insured),
2.440%, VRD[1,2]	6,205,000	6,205,000
Manor Independent School District (Citigroup ROCS, Series RR-II-R-11178) (PSF-GTD),
2.240%, VRD[1,2]	4,920,000	4,920,000
North Central Texas Health Facility Development Corp. Hospital Revenue (Baylor Health Care System Project), Series A,
2.050%, VRD	12,200,000	12,200,000
Northwest Independent School District (Citigroup ROCS, Series RR-II-R-11220) (PSF-GTD),
2.240%, VRD[1,2]	3,595,000	3,595,000
Odessa (JP Morgan PUTTERs, Series 2217) (MBIA Insured),
2.490%, VRD[1,2]	13,535,000	13,535,000
Port Arthur Navigation District Refunding (Texaco, Inc. Project),
2.180%, VRD	20,500,000	20,500,000
San Antonio Electric & Gas (JP Morgan PUTTERs, Series 2503),
2.290%, VRD[1,2]	4,300,000	4,300,000
San Antonio Electric & Gas (Systems-Junior Lien),
2.230%, VRD	4,000,000	4,000,000
San Antonio (Wachovia Bank Merlots), Series D-71,
2.490%, VRD[1,2]	2,150,000	2,150,000
Southwest Higher Education Authority, Inc. (Southern Methodist University),
2.180%, VRD	5,715,000	5,715,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Morgan Stanley Floater Certificates, Series 2872),
2.260%, VRD[1,2]	9,025,000	9,025,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas (Citigroup ROCS, Series RR-II-R-11184),
2.240%, VRD[1,2]	6,215,000	6,215,000
Texas (JP Morgan PUTTERs),
Series 2337,
2.290%, VRD[1,2]	1,750,000	1,750,000
Series 2481,
2.290%, VRD[1,2]	2,200,000	2,200,000
Series 2491,
2.290%, VRD[1,2]	3,050,000	3,050,000
Series 2492,
2.290%, VRD[1,2]	4,300,000	4,300,000
Texas (Morgan Stanley Floater Certificates, Series 2878),
2.260%, VRD[1,2]	6,700,000	6,700,000
Texas Multi-Mode-Mobility Fund, Series B,
2.000%, VRD	2,500,000	2,500,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
2.290%, VRD[1,2]	4,000,000	4,000,000
Travis County Certificates of Obligation,
3.500%, due 03/01/09	2,450,000	2,471,715
Tyler Health Facilities Development Corp. Hospital Revenue (Mother Frances Hospital), Series B,
2.200%, VRD	13,100,000	13,100,000
University of Texas University Revenues (Financing Systems),
Series B,
1.950%, VRD	23,200,000	23,200,000
University of Texas University Revenues Refunding (Financing Systems), Series B,
2.100%, VRD	10,000,000	10,000,000

		309,766,715

Utah—2.26%
Jordan School District (Pre-refunded with US Government Securities to 12/15/08 @ 100),
5.000%, due 12/15/08	2,000,000	2,022,805
Murray City Hospital Revenue (IHC Health Services, Inc.), Series A,
2.100%, VRD	880,000	880,000
Utah County Hospital Revenue (IHC Health Services, Inc.), Series C,
2.150%, VRD	17,900,000	17,900,000
Utah Transit Authority Sales Tax Revenue (Morgan Stanley Floater Certificates, Series 2599),
2.260%, VRD[1,2]	16,155,000	16,155,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
2.100%, VRD	11,800,000	11,800,000
Subseries B,
2.050%, VRD	27,550,000	27,550,000
Weber County Hospital Revenue (IHC Health Services), Series C,
2.100%, VRD	900,000	900,000

		77,207,805

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Vermont—0.62%
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project), Series A,
3.400%, VRD	9,605,000	9,605,000
Vermont Educational & Health Buildings Financing Agency Revenue (Norwich University Project),
2.050%, VRD	11,500,000	11,500,000

		21,105,000

Virginia—0.10%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series D,
2.050%, VRD	3,325,000	3,325,000

Washington—3.11%
Central Puget Sound Regional Transportation Authority Sales Tax & Motor (JP Morgan PUTTERs, Series 2433) (FGIC Insured),
2.490%, VRD[1,2]	11,555,000	11,555,000
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs),
Series 2482, (FSA Insured),
2.440%, VRD[1,2]	6,595,000	6,595,000
Series 2643Z,
2.290%, VRD[1,2]	4,995,000	4,995,000
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (Wachovia Bank Merlots), Series D76 (FSA Insured),
2.490%, VRD[1,2]	4,990,000	4,990,000
Energy Northwest Electric Revenue (JP Morgan PUTTERs, Series 1282) (AMBAC-TCRs Insured),
2.590%, VRD[1,2]	15,695,000	15,695,000
King County Sewer Revenue (Junior Lien), Series A,
2.200%, VRD	7,280,000	7,280,000
Seattle Museum Development Authority Special Obligation (Wachovia Bank Merlots), Series D-03,
2.240%, VRD[1,2]	5,705,000	5,705,000
Seattle Water System Revenue (Morgan Stanley Floater Certificates, Series 2170) (FSA Insured),
2.460%, VRD[1,2]	5,085,000	5,085,000
Washington Health Care Facilities Authority Revenue (Peacehealth), Series B,
2.000%, VRD	3,000,000	3,000,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma Pierce County Project),
2.180%, VRD	7,720,000	7,720,000
Washington Motor Vehicle Fuel Tax, Series B
5.000%, due 07/01/09	5,810,000	5,983,064
Washington Motor Vehicle Fuel Tax, Series B (Depfa Floating Certificates Series 3003) (FSA Insured),
2.310%, VRD[1,2]	3,750,000	3,750,000
Washington State (Citigroup ROCS,
Series RR-II-R-11298) (FSA Insured),
2.390%, VRD[1,2]	4,985,000	4,985,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(concluded)

Washington—(concluded)
Series RR-II-R-12220,
2.230%, VRD[1,2]	4,800,000	4,800,000
Washington State Housing Finance Commission Nonprofit Housing Revenue (Franke Tobey Jones Project),
2.140%, VRD	900,000	900,000
Washington State Housing Finance Commission Nonprofit Revenue (Bush School Project),
2.340%, VRD	6,700,000	6,700,000
University of Washington University Revenues (Bank of America Austin Certificates, Series 2007- 1016) (AMBAC Insured),
2.640%, VRD[1,2]	6,665,000	6,665,000

		106,403,064

West Virginia—0.19%
West Virginia Economic Development Authority Pollution Control Revenue Refunding (Ohio Power Co. - Kammer), Series B,
2.080%, VRD	6,665,000	6,665,000

Wisconsin—0.28%
Oneida Tribe of Indians Health Facility Revenue,
2.200%, VRD	5,880,000	5,880,000
Wisconsin Clean Water Revenue (JP Morgan PUTTERs, Series 2531),
2.290%, VRD[1,2]	3,785,000	3,785,000

		9,665,000

Wyoming—0.10%
Sweetwater County Hospital Revenue (Memorial Hospital Project), Series A,
2.230%, VRD	2,870,000	2,870,000
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project), Series B,
2.550%, VRD	600,000	600,000

		3,470,000

Total municipal bonds and notes (cost—$2,835,087,764)		2,835,087,764

Tax-exempt commercial paper—11.84%

Arizona—0.86%
Phoenix Civic Improvement Corp. Water Systems,
1.660%, due 09/10/08	16,000,000	16,000,000
Salt River Agricultural Improvement District,
1.950%, due 08/05/08	9,000,000	9,000,000
1.620%, due 09/04/08	4,400,000	4,400,000

		29,400,000

District of Columbia—0.23%
Washington D.C. Metropolitan Area Transit Authority,
1.580%, due 08/12/08	8,000,000	8,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Tax-exempt commercial paper—(continued)

Florida—0.14%
Kissimmee Utillity Authority,
1.550%, due 10/08/08	4,800,000	4,800,000

Georgia—1.28%
Emory University,
1.700%, due 08/29/08	6,704,000	6,704,000
Municipal Electric Authority of Georgia,
1.720%, due 08/05/08	10,000,000	10,000,000
1.650%, due 08/11/08	18,500,000	18,500,000
1.830%, due 09/11/08	8,772,000	8,772,000

		43,976,000

Illinois—1.49%
Evanston Hospital,
1.600%, due 08/07/08	10,000,000	10,000,000
1.550%, due 09/25/08	25,000,000	25,000,000
Illinois Educational Facilities Authority Revenue,
1.680%, due 09/10/08	10,000,000	10,000,000
1.600%, due 10/07/08	6,000,000	6,000,000

		51,000,000

Kentucky—0.21%
Kentucky Association of Counties,
1.680%, due 10/06/08	7,000,000	7,000,000

Maryland—1.35%
Baltimore County,
1.550%, due 08/12/08	30,000,000	30,000,000
John Hopkins Hospital,
1.400%, due 08/11/08	8,933,000	8,933,000
1.580%, due 08/11/08	7,400,000	7,400,000

		46,333,000

Massachusetts—0.85%
Boston Water & Sewer,
1.600%, due 10/06/08	4,600,000	4,600,000
Massachusetts Water Authority
1.570%, due 9/12/08	17,000,000	17,000,000
1.550%, due 10/09/08	7,500,000	7,500,000

		29,100,000

Nebraska—0.21%
Nebraska Public Power District,
1.550%, due 10/08/08	2,000,000	2,000,000
Omaha Public Power District,
1.700%, due 08/12/08	5,000,000	5,000,000

		7,000,000

Nevada—0.18%
Las Vegas Convention Center,
1.650%, due 08/06/08	6,000,000	6,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)

New Jersey—0.20%
Rutgers University,
1.720%, due 10/06/08	6,700,000	6,700,000

Ohio—0.40%
Case Western University,
1.660%, due 09/09/08	13,800,000	13,800,000

Oklahoma—0.16%
Oklahoma City Water Utilities,
1.750%, due 08/05/08	1,000,000	1,000,000
1.950%, due 08/05/08	4,500,000	4,500,000

		5,500,000

South Carolina—0.35%
South Carolina Public Service,
1.650%, due 09/05/08	12,090,000	12,090,000

Tennessee—0.73%
State of Tennessee,
1.700%, due 08/08/08	10,000,000	10,000,000
Tennessee State School Bond Authority,
1.600%, due 09/03/08	10,000,000	10,000,000
1.600%, due 10/07/08	5,000,000	5,000,000

		25,000,000

Texas—2.27%
City of Houston,
1.600%, due 08/06/08	20,000,000	20,000,000
1.580%, due 10/07/08	10,000,000	10,000,000
Harris County Flood District,
1.850%, due 08/01/08	7,800,000	7,800,000
1.650%, due 08/12/08	13,335,000	13,335,000
Harris County,
1.700%, due 08/08/08	2,675,000	2,675,000
Texas Public Finance Authority,
1.700%, due 08/06/08	9,000,000	9,000,000
University of Texas,
1.550%, due 09/09/08	5,000,000	5,000,000
1.600%, due 09/10/08	10,000,000	10,000,000

		77,810,000

Washington—0.93%
King County Sewer Revenue,
1.600%, due 09/03/08	6,400,000	6,400,000
1.600%, due 09/05/08	18,000,000	18,000,000
Port Of Seattle,
1.850%, due 08/06/08	7,500,000	7,500,000

		31,900,000

Total tax-exempt commercial paper (cost—$405,409,000)		405,409,000

Money market funds[3]—5.45%

AIM Tax Free Investments,
1.910%	76,700,000	76,700,000

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Money market funds[3]—(concluded)

Blackrock Provident Municipal Fund,
2.086%	109,800,000	109,800,000

Total money market funds (cost—$186,500,000)		186,500,000

Total investments (cost—$3,426,996,764 which approximates cost for federal income tax purposes)[4]—100.08%		3,426,996,764

Liabilities in excess of other assets—(0.08)%		(2,610,928)

Net assets—100.00%		3,424,385,836

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 12.30% of net assets as of July 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Rates shown reflect yield at July 31, 2008.

4	Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets:

Measurements at 07/31/08

Quoted prices in
		active markets for	Significant other	Unobservable
		identical assets	observable inputs	inputs
Description	Total ($)	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)

Assets:

Securities	3,426,996,764	—	3,426,996,764	—

Tax-Free Master Fund
Schedule of investments – July 31, 2008 (unaudited)

AMBAC	American Municipal Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

MBIA	Municipal Bond Investors Assurance

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

TCRs	Transferable Custodial Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31, 2008 and reset periodically.

Weighted average maturity—29 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2008